Convertible Debentures	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Convertible Debentures [Abstract]
Convertible Debentures

8. Convertible Debentures

As of September 30, 2024 and December 31, 2023, the Company had outstanding the following convertible debentures:

	September 30,	December 31,
	2024	2023
Convertible promissory note issued to Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025, net of debt discount of $98,016 and $282,945, respectively	$601,984	$417,055
Convertible promissory note issued to 1800 Diagonal Lending LLC, 12% interest, unsecured, matures November 15, 2024	42,860	-
Convertible promissory note, Jeffrey Gardner, 18% interest, unsecured, matured September 15, 2021, due on demand	-	125,000
Convertible promissory note, James Marsh, 18% interest, unsecured, matured September 15, 2021, due on demand	-	125,000
Convertible promissory note issued to Roger Ponder, 10% interest, unsecured, matures March 31, 2024	-	23,894
Convertible promissory note issued to Kings Wharf Opportunities Fund, LP, 18% interest, secured, matures March 25, 2025, net of debt discount of $142,266 and $181,894, respectively	-	268,106
Convertible promissory note issued to Mast Hill Fund, L.P., 12% interest, unsecured, matures December 7, 2024, net of debt discount of $272,148 and $407,890, respectively	-	36,555
Convertible promissory note issued to FirstFire Global Opportunities Fund, LLC, 12% interest, unsecured, matures December 11, 2024, net of debt discount of $137,889 and $206,666, respectively	-	15,556
Convertible promissory note issued to Mast Hill Fund, L.P., 12% interest, unsecured, matures January 11, 2025, net of debt discount of $254,085	-	-
Total	$644,844	$1,011,166

Less: Current portion of convertible debentures, net of debt discount/premium	(644,844)	(326,005)

Convertible debentures, net of current portion, net of debt discount	$-	$685,161

The Company’s convertible debentures have an effective interest rate range of 41.6% to 51.2%.

Convertible promissory note, Jeffrey Gardner, 18% interest, unsecured, due on demand

On June 15, 2021 the Company issued to Jeffrey Gardner an unsecured convertible promissory note in the aggregate principal amount of $125,000 in connection with the 2021 merger transaction.

The interest on the outstanding principal due under the note accrued at a rate of 6% per annum. All principal and accrued but unpaid interest under the note was originally due on September 15, 2021. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $18.75 per share.

On September 15, 2021, this note matured and was due on demand. Additionally, the interest rate increased to 18% per annum.

During the nine months ended September 30, 2024, the remaining principal balance of $125,000 was paid, along with accrued interest of $84,982. As a result of these payments, the amount owed at September 30, 2024 was $0.

Convertible promissory note, James Marsh, 18% interest, unsecured, due on demand

On June 15, 2021 the Company issued to James Marsh an unsecured convertible promissory note in the aggregate principal amount of $125,000 in connection with the 2021 merger transaction.

The interest on the outstanding principal due under the note accrued at a rate of 6% per annum. All principal and accrued but unpaid interest under the note was originally due on September 15, 2021. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $18.75 per share.

On September 15, 2021, this note matured and was due on demand. Additionally, the interest rate increased to 18% per annum.

During the nine months ended September 30, 2024, the remaining principal balance of $125,000 was paid, along with accrued interest of $84,982. As a result of these payments, the amount owed at September 30, 2024 was $0.

Convertible promissory note, Roger Ponder, 10% interest, unsecured, matures August 31, 2022

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s convertible promissory note issued to Roger Ponder. The note was originally issued on August 31, 2020 in the principal amount of $23,894. Interest accrued at 10% per annum. All principal and accrued but unpaid interest under the note were originally due on August 31, 2022. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $15.00 per share, subject to adjustment based on the terms of the note. The embedded conversion option did not qualify for derivative accounting. As a result of the conversion price being fixed at $15.00, the note had a conversion premium of $58,349, and the fair value of the note was $19,000.

On September 30, 2022, the Company and the holder of the note mutually agreed to extend the maturity date to December 31, 2022. The terms of the note were unchanged.

On December 31, 2022, the Company and the holder of the note mutually agreed to extend the maturity date to March 31, 2023. The terms of the note were unchanged.

On March 31, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to June 30, 2023. The terms of the note were unchanged.

On June 30, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to September 30, 2023. The terms of the note were unchanged.

On September 30, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to December 31, 2023. The terms of the note were unchanged.

On December 31, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to March 31, 2024. The terms of the note were unchanged.

On March 31, 2024, the Company and the holder of the note mutually agreed to extend the maturity date to June 30, 2024. The terms of the note were unchanged.

During the nine months ended September 30, 2024, the remaining principal balance of $23,894 was paid, along with accrued interest of $11,248. As a result of these payments, the amount owed at September 30, 2024 was $0.

Securities Purchase Agreement – September 2023

On September 25, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company may issue to accredited investors (the “Investors”) 18% Senior Secured Convertible Promissory Notes having an aggregate principal amount of up to $5,000,000 (the “Notes”) and Common Share Purchase Warrants (the “Warrant”) to purchase up to 4,000 shares of common stock (“Common Stock”) of the Company per $100,000 of principal amount of the Notes (the “Warrant Shares”).

The Notes mature 18 months after issuance (the “Maturity Date”), bear interest at a rate of 18% per annum and are convertible into Common Stock (the “Conversion Shares” and, together with the Warrant Shares, the “Underlying Shares”), at the Investor’s election at any time after the Maturity Date, at an initial conversion price equal to $25.00, subject to adjustment for certain stock splits, stock combinations and dilutive share issuances. The Company may prepay all, but not less than all, of the then outstanding principal amount of the Notes by paying to the Investor an amount equal to the product of (i) the sum of (a) the outstanding principal amount of the Notes, plus (b) accrued and unpaid interest hereon, plus (c) all other amounts, costs, expenses and liquidated damages due in respect of the Notes, multiplied by (ii) (x) 1.18 if the Company prepays the Notes during the first month following the original issue date and (y) if the Company prepays thereafter, 1.18 minus 0.01 for every month following the closing until the Maturity Date. The Notes contain a number of customary events of default.

The Notes constitute senior secured indebtedness of the Company, subject to a preexisting senior lien, and are guaranteed by all existing or future formed, direct and indirect, domestic subsidiaries of the Company (the “Guarantors”) pursuant to a subsidiary guarantee (the “Subsidiary Guarantee”) with the collateral agent for the Investor (the “Agent”). On September 25, 2023, the Company, the Investor, the Guarantors and the Agent also entered into a security agreement (the “Security Agreement”) pursuant to which the Notes are secured by a lien in, and security interest upon, and a right of set-off against all of its right, title and interest of whatsoever kind and nature in and to, all assets of the Company and the Guarantors, subject to customary and mutually agreed permitted liens.

The Warrant is exercisable at an initial exercise price of $37.50 per share for a term ending on the 5-year anniversary of the date of issuance. The exercise price of the Warrant is subject to adjustment for certain stock splits, stock combinations and dilutive share issuances.

As of September 30, 2024, the Company had issued an aggregate of $1,220,000 of principal and an aggregate of 48,800 warrants to debt holders in connection with the Purchase Agreement.

Additionally, the placement agent for the Purchase agreement receives 7% cash and 7% warrant compensation on amounts closed on pursuant to the agreement. As of September 30, 2024, the placement agent had received an aggregate of 3,416warrants.

For information on the debt issued under the agreement, refer to the “Convertible promissory note, Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025” and “Convertible promissory note, Kings Wharf Opportunities Fund, LP, 18% interest, secured, matures March 25, 2025” sections of this note, along with the “Convertible promissory note, Mark Porter, 18% interest, secured, matures March 25, 2025” section of Note 6, Loans Payable to Related Parties.

Convertible promissory note, Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025

On September 25, 2023, the Company issued to Herald Investment Management Limited a senior subordinated secured convertible promissory note in the aggregate principal amount of $700,000. The Company received cash of $669,687 and recorded a debt discount of $30,313. The interest on the outstanding principal due under the note accrues at a rate of 18% per annum. All principal and accrued but unpaid interest under the note are due on March 25, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Herald Investment Management Limited a warrant to purchase 28,000 shares of the Company’s common stock at an exercise price of $37.50 per share. These warrants expire on September 25, 2028.

The warrants, including those issued to the placement agent, had a relative fair value of $318,523, which resulted in an additional debt discount of $318,523. The amount is also included within additional paid-in capital.

As of September 30, 2024, the Company owed $700,000 pursuant to this note and will record accretion equal to the debt discount of $98,016 over the remaining term of the note.

Convertible promissory note, Kings Wharf Opportunities Fund, LP, 18% interest, secured, matures March 25, 2025

On September 25, 2023, the Company issued to Kings Wharf Opportunities Fund, LP a senior subordinated secured convertible promissory note in the aggregate principal amount of $450,000. The Company received cash of $430,513 and recorded a debt discount of $19,487. The interest on the outstanding principal due under the note accrued at a rate of 18% per annum. All principal and accrued but unpaid interest under the note were due on March 25, 2025. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Kings Wharf Opportunities Fund, LP a warrant to purchase 18,000 shares of the Company’s common stock at an exercise price of $37.50 per share. These warrants expire on September 25, 2028.

The warrants, including those issued to the placement agent, had a relative fair value of $204,765 which resulted in an additional debt discount of $204,765. The amount is also included within additional paid-in capital.

During the nine months ended September 30, 2024, the remaining principal balance of $450,000 was paid, along with accrued interest of $1,110. As a result of these payments, the amount owed at September 30, 2024 was $0.

The Company recorded a loss on settlement of debt of $109,462 on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

Securities Purchase Agreement – December 2023

On December 7, 2023, the Company entered into a securities purchase agreement pursuant to which the Company may issue to accredited investors (the “Investors”) 12% senior promissory notes having an aggregate principal amount of up to $2,250,000, up to 19,120 shares of common stock as a commitment fee (the “commitment shares”), common share purchase warrants for the purchase of up to 21,600 shares of common stock at an initial price per share of $31.25 (the “First Warrants”), as well as common share purchase warrants for the purchase of up to 150,000 shares of common stock at an initial price per share of $0.25 (the “Second Warrants”).

The notes have a term of one year from the date of issuance. The First Warrants have a term of five years from the date of issuance. The Second Warrants have a term of five years from the date of a triggering event as defined in the terms of the agreement.

As of September 30, 2024, the Company had issued an aggregate of $1,016,667 of principal, an aggregate of 8,640 commitment shares, an aggregate of 9,760 First Warrants, and an aggregate of 67,778 Second Warrants to debt holders in connection with the agreement.

For information on the debt issued under the agreement, refer to the “Convertible promissory note, Mast Hill Fund, L.P., 12% interest, unsecured, matures December 7, 2024”, and “Convertible promissory note, FirstFire Global Opportunities Fund, LLC, 12% interest, unsecured, matures December 11, 2024”, and “Convertible promissory note, Mast Hill Fund, L.P., 12% interest, unsecured, matures January 11, 2025” sections of this note.

In connection with the issuances of debt discussed below, the Company issued 1,288 First Warrants to a broker.

Convertible promissory note, Mast Hill Fund, L.P., 12% interest, unsecured, matures December 7, 2024

On December 7, 2023, the Company issued to Mast Hill Fund, L.P. a senior convertible promissory note in the aggregate principal amount of $444,445. The Company received cash of $357,000, net of legal fees of $43,000, which resulted in an original issue discount of $44,445. The interest on the outstanding principal due under the note accrued at a rate of 12% per annum. Under the terms of the agreement the Company was to begin paying accrued interest on March 7, 2024 and principal on June 7, 2024, with all remaining amounts under the note due on December 7, 2024. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Mast Hill Fund, L.P. 3,777 commitment shares, 4,267 First Warrants with an exercise price of $31.25 which expire on December 7, 2028, and 29,630 Second Warrants with an exercise price of $0.25 which expire five years from the date of a triggering event as defined in the terms of the agreement.

On December 7, 2023, the Company issued 3,777 commitment shares to Mast Hill Fund, L.P. The shares had a fair value of $80,713, which resulted in an additional debt discount of $80,713.

The warrants qualified for warrant liability accounting under ASC 480 “Distinguishing Liabilities from Equity”. The initial fair value of the warrants was $609,116, which resulted in an additional debt discount of $319,287 and warrant expense of $332,819, which was recorded on the consolidated statement of operations for the year ended December 31, 2023.

A total of $80,703 was recorded to additional paid-in capital in connection with the issuance of debt and warrants.

On January 1, 2024, $66,667 was added to the principal balance of the note as the Company had not yet filed its Quarterly Report on Form 10-Q for the quarter ended September 30, 2023. This amount was recorded as a penalty fee on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

During the nine months ended September 30, 2024, the remaining principal balance of $511,111 was paid, along with accrued interest of $38,831. As a result of these payments, the amount owed at September 30, 2024 was $0. The Company recorded a loss on settlement of debt of $136,267 on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. Additionally, in connection with the payoff, the Second Warrants were canceled and extinguished in accordance with the terms of the warrants. This resulted in a gain on extinguishment of warrants liabilities of $402,807 which is included in the unaudited condensed consolidated statement of operations for the nine ended September 30, 2024.

Convertible promissory note, FirstFire Global Opportunities Fund, LLC, 12% interest, unsecured, matures December 11, 2024

On December 11, 2023, the Company issued to FirstFire Global Opportunities Fund, LLC a senior convertible promissory note in the aggregate principal amount of $222,222. The Company received cash of $178,500, net of legal fees of $21,500, which resulted in an original issue discount of $22,222. The interest on the outstanding principal due under the note accrued at a rate of 12% per annum. Under the terms of the agreement the Company was to begin paying accrued interest on March 11, 2024 and principal on June 11, 2024, with all remaining amounts under the note due on December 11, 2024. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued FirstFire Global Opportunities Fund, LLC 1,889 commitment shares, 2,134 First Warrants with an exercise price of $31.25 which expire on December 11, 2028, and 14,815 Second Warrants with an exercise price of $0.25 which expire five years from the date of a triggering event as defined in the terms of the agreement.

On December 11, 2023, the Company issued 1,889 commitment shares to FirstFire Global Opportunities Fund, LLC. The shares had a fair value of $38,540, which resulted in an additional debt discount of $38,540.

The warrants qualified for warrant liability accounting under ASC 480 “Distinguishing Liabilities from Equity”. The initial fair value of the warrants was $291,964, which resulted in an additional debt discount of $161,460 and warrant expense of $151,999, which was recorded on the consolidated statement of operations for the year ended December 31, 2023.

A total of $38,535 was recorded to additional paid-in capital in connection with the issuance of debt and warrants.

On January 1, 2024, $33,333 was added to the principal balance of the note as the Company had not yet filed its Quarterly Report on Form 10-Q for the quarter ended September 30, 2023. This amount was recorded as a penalty fee on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

During the nine months ended September 30, 2024, the remaining principal balance of $255,555 was paid, along with accrued interest of $21,350. As a result of these payments, the amount owed at September 30, 2024 was $0. The Company recorded a loss on settlement of debt of $69,042 on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. Additionally, in connection with the payoff, the Second Warrants were canceled and extinguished in accordance with the terms of the warrants. This resulted in a gain on extinguishment of warrants liabilities of $201,404 which is included in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

Convertible promissory note, Mast Hill Fund, L.P., 12% interest, unsecured, matures January 11, 2025

On January 11, 2024, the Company issued to Mast Hill Fund, L.P. a senior convertible promissory note in the aggregate principal amount of $350,000. The Company received cash of $281,150, net of legal fees of $33,850, resulting in an original issue discount of $35,000. The interest on the outstanding principal due under the note accrued at a rate of 12% per annum. Under the terms of the agreement the Company was to begin paying accrued interest on April 11, 2024 and principal on July 11, 2024, with all remaining amounts under the note due on January 11, 2025. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Mast Hill Fund, L.P. 2,974 commitment shares, 3,360 First Warrants with an exercise price of $31.25 which expire on January 11, 2029, and 23,334 Second Warrants with an exercise price of $0.25 which expire five years from the date of a triggering event as defined in the terms of the agreement.

On January 11, 2024, the Company issued 2,974 commitment shares to Mast Hill Fund, L.P. The shares had a fair value of $56,286.

The warrants qualified for warrant liability accounting under ASC 480 “Distinguishing Liabilities from Equity”. The initial fair value of the warrants was $439,600, which resulted in an additional debt discount of $182,782 and warrant expense of $256,818, which was recorded on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

A total of $56,279 was recorded to additional paid-in capital in connection with the issuance of debt and warrants.

During the nine months ended September 30, 2024, the remaining principal balance of $350,000 was paid, along with accrued interest of $25,434. As a result of these payments, the amount owed at September 30, 2024 was $0. The Company recorded a loss on settlement of debt of $145,360 on the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024. Additionally, in connection with the payoff, the Second Warrants were canceled and extinguished in accordance with the terms of the warrants. This resulted in a gain on extinguishment of warrants liabilities of $317,211 which is included in the unaudited condensed consolidated statement of operations for the nine months ended September 30, 2024.

Convertible promissory note, 1800 Diagonal Lending LLC, 12% interest, unsecured, matures November 15, 2024

On January 24, 2024, the Company issued to 1800 Diagonal Lending LLC an unsecured convertible promissory note in the aggregate principal amount of $178,250. The Company received cash of $150,000, net of legal fees of $5,000, resulting in an original issue discount of $23,250. A one-time interest charge of 12%, or $21,390, was applied on the issuance date. The principal and accrued interest is to be paid in nine equal payments beginning on March 15, 2024, with the final principal and accrued interest payment due on November 15, 2024. In the event of a default, the note is convertible into shares of the Company’s common stock at a fixed conversion price of $17.50 per share.

During the nine months ended September 30, 2024, the Company paid $135,390 of the original balance under the agreement.

As of September 30, 2024, the Company owed $42,860 pursuant to this note.

8. Convertible Debentures

As of December 31, 2023 and 2022, the Company had outstanding the following convertible debentures:

	December 31,	December 31,
	2023	2022
Convertible promissory note, Jeffrey Gardner, 6% interest, unsecured, matured September 15, 2021, due on demand	$125,000	$125,000
Convertible promissory note, James Marsh, 6% interest, unsecured, matured September 15, 2021, due on demand	125,000	125,000
Convertible promissory note issued to Roger Ponder, 10% interest, unsecured, matures September 30, 2023	23,894	23,894
Convertible promissory note issued to Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025, net of debt discount of $282,945	417,055	-
Convertible promissory note issued to Kings Wharf Opportunities Fund, LP, 18% interest, secured, matures March 25, 2025, net of debt discount of $181,894	268,106	-
Convertible promissory note issued to Mast Hill Fund, L.P., 12% interest, unsecured, matures December 7, 2024, net of debt discount of $407,890	36,555	-
Convertible promissory note issued to FirstFire Global Opportunities Fund, LLC, 12% interest, unsecured, matures December 11, 2024, net of debt discount of $206,666	15,556	-
Convertible promissory note issued to the Mark Munro 1996 Charitable Remainder UniTrust, 9% interest, unsecured, due April 30, 2024	-	2,450,000
Convertible promissory note, FJ Vulis and Associates LLC, 12% interest, secured, matures May 11, 2023	-	500,000
Total	1,011,166	3,223,894

Less: Current portion of convertible debentures, net of debt discount/premium	(326,005)	(1,598,894)

Convertible debentures, net of current portion, net of debt discount	$685,161	$1,625,000

The Company’s convertible debentures have an effective interest rate range of 11.2% to 136.0%.

Convertible promissory note, Jeffrey Gardner, 6% interest, unsecured, due on demand

On June 15, 2021 the Company issued to Jeffrey Gardner an unsecured convertible promissory note in the aggregate principal amount of $125,000 in connection with the 2021 merger transaction.

The interest on the outstanding principal due under the note accrues at a rate of 6% per annum. All principal and accrued but unpaid interest under the note is due on September 15, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $18.75 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

On September 15, 2021, this note matured and is now due on demand. Additionally, the interest rate increased to 18% per annum.

As of December 31, 2023, the Company owed $125,000 pursuant to this agreement.

Convertible promissory note, James Marsh, 6% interest, unsecured, due on demand

On June 15, 2021 the Company issued to James Marsh an unsecured convertible promissory note in the aggregate principal amount of $125,000 in connection with the 2021 merger transaction.

The interest on the outstanding principal due under the note accrues at a rate of 6% per annum. All principal and accrued but unpaid interest under the note are due on September 15, 2021. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $18.75 per share.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging.”

On September 15, 2021, this note matured and is now due on demand. Additionally, the interest rate increased to 18% per annum.

As of December 31, 2023, the Company owed $125,000 pursuant to this agreement.

Convertible promissory note, Roger Ponder, 10% interest, unsecured, matures August 31, 2022

On June 15, 2021, in connection with the 2021 merger transaction, the Company assumed High Wire’s convertible promissory note issued to Roger Ponder. The note was originally issued on August 31, 2020 in the principal amount of $23,894. Interest accrues at 10% per annum. All principal and accrued but unpaid interest under the note are due on August 31, 2022. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $15.00 per share, subject to adjustment based on the terms of the note. The embedded conversion option does not qualify for derivative accounting. As a result of the conversion price being fixed at $15.00, the note has a conversion premium of $58,349, and the fair value of the note is $19,000.

On September 30, 2022, the Company and the holder of the note mutually agreed to extend the maturity date to December 31, 2022. The terms of the note were unchanged.

On December 31, 2022, the Company and the holder of the note mutually agreed to extend the maturity date to March 31, 2023. The terms of the note were unchanged.

On March 31, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to June 30, 2023. The terms of the note were unchanged.

On June 30, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to September 30, 2023. The terms of the note were unchanged.

On September 30, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to December 31, 2023. The terms of the note were unchanged.

On December 31, 2023, the Company and the holder of the note mutually agreed to extend the maturity date to March 31, 2024. The terms of the note were unchanged.

As of December 31, 2023, the Company owed $23,894 pursuant to this agreement.

Securities Purchase Agreement – September 2023

On September 25, 2023, the Company entered into a Securities Purchase Agreement (the “Purchase Agreement”) pursuant to which the Company may issue to accredited investors (the “Investors”) 18% Senior Secured Convertible Promissory Notes having an aggregate principal amount of up to $5,000,000 (the “Notes”) and Common Share Purchase Warrants (the “Warrant”) to purchase up to 4,000 shares of common stock (“Common Stock”) of the Company per $100,000 of principal amount of the Notes (the “Warrant Shares”).

The Notes mature 18 months after issuance (the “Maturity Date”), bear interest at a rate of 18% per annum and are convertible into Common Stock (the “Conversion Shares” and, together with the Warrant Shares, the “Underlying Shares”), at the Investor’s election at any time after the Maturity Date, at an initial conversion price equal to $25.00, subject to adjustment for certain stock splits, stock combinations and dilutive share issuances. The Company may prepay all, but not less than all, of the then outstanding principal amount of the Notes by paying to the Investor an amount equal to the product of (i) the sum of (a) the outstanding principal amount of the Notes, plus (b) accrued and unpaid interest hereon, plus (c) all other amounts, costs, expenses and liquidated damages due in respect of the Notes, multiplied by (ii) (x) 1.18 if the Company prepays the Notes during the first month following the original issue date and (y) if the Company prepays thereafter, 1.18 minus 0.01 for every month following the closing until the Maturity Date. The Notes contain a number of customary events of default.

The Notes constitute senior secured indebtedness of the Company, subject to a preexisting senior lien, and are guaranteed by all existing or future formed, direct and indirect, domestic subsidiaries of the Company (the “Guarantors”) pursuant to a subsidiary guarantee (the “Subsidiary Guarantee”) with the collateral agent for the Investor (the “Agent”). On September 25, 2023, the Company, the Investor, the Guarantors and the Agent also entered into a security agreement (the “Security Agreement”) pursuant to which the Notes are secured by a lien in, and security interest upon, and a right of set-off against all of its right, title and interest of whatsoever kind and nature in and to, all assets of the Company and the Guarantors, subject to customary and mutually agreed permitted liens.

The Warrant is exercisable at an initial exercise price of $37.50 per share for a term ending on the 5-year anniversary of the date of issuance. The exercise price of the Warrant is subject to adjustment for certain stock splits, stock combinations and dilutive share issuances.

As of December 31, 2023, the Company had issued an aggregate of $1,220,000 of principal and an aggregate of 48,800 warrants to debt holders in connection with the Purchase Agreement.

Additionally, the placement agent for the Purchase agreement receives 7% cash and 7% warrant compensation on amounts closed on pursuant to the agreement. As of December 31, 2023, the placement agent had received an aggregate of 3,416 warrants.

For information on the debt issued under the agreement, refer to the “Convertible promissory note, Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025” and “Convertible promissory note, Kings Wharf Opportunities Fund, LP, 18% interest, secured, matures March 25, 2025” sections of this note, along with the “Convertible promissory note, Mark Porter, 18% interest, secured, matures March 25, 2025” section of Note 6, Loans Payable to Related Parties.

Convertible promissory note, Herald Investment Management Limited, 18% interest, secured, matures March 25, 2025

On September 25, 2023, the Company issued to Herald Investment Management Limited a senior subordinated secured convertible promissory note in the aggregate principal amount of $700,000. The Company received cash of $669,687 and recorded a debt discount of $30,313. The interest on the outstanding principal due under the note accrues at a rate of 18% per annum. All principal and accrued but unpaid interest under the note are due on March 25, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Herald Investment Management Limited a warrant to purchase 28,000 shares of the Company’s common stock at an exercise price of $37.50 per share. These warrants expire on September 25, 2028.

The warrants, including those issued to the placement agent, had a relative fair value of $318,523, which resulted in an additional debt discount of $318,523. The amount is also included within additional paid-in capital.

As of December 31, 2023, the Company owed $700,000 pursuant to this note and will record accretion equal to the debt discount of $282,945 over the remaining term of the note.

Convertible promissory note, Kings Wharf Opportunities Fund, LP, 18% interest, secured, matures March 25, 2025

On September 25, 2023, the Company issued to Kings Wharf Opportunities Fund, LP a senior subordinated secured convertible promissory note in the aggregate principal amount of $450,000. The Company received cash of $430,513 and recorded a debt discount of $19,487. The interest on the outstanding principal due under the note accrues at a rate of 18% per annum. All principal and accrued but unpaid interest under the note are due on March 25, 2025. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Kings Wharf Opportunities Fund, LP a warrant to purchase 18,000 shares of the Company’s common stock at an exercise price of $37.50 per share. These warrants expire on September 25, 2028.

The warrants, including those issued to the placement agent, had a relative fair value of $204,765 which resulted in an additional debt discount of $204,765. The amount is also included within additional paid-in capital.

As of December 31, 2023, the Company owed $450,000 pursuant to this note and will record accretion equal to the debt discount of $181,894 over the remaining term of the note.

Securities Purchase Agreement – December 2023

On December 7, 2023, the Company entered into a securities purchase agreement pursuant to which the Company may issue to accredited investors (the “Investors”) 12% senior promissory notes having an aggregate principal amount of up to $2,250,000, up to 19,120 shares of common stock as a commitment fee (the “commitment shares”), common share purchase warrants for the purchase of up to 21,600 shares of common stock at an initial price per share of $31.25 (the “First Warrants”), as well as common share purchase warrants for the purchase of up to 150,000 shares of common stock at an initial price per share of $0.25 (the “Second Warrants”).

The notes have a term of one year from the date of issuance. The First Warrants have a term of five years from the date of issuance. The Second Warrants have a term of five years from the date of a triggering event as defined in the terms of the agreement.

As of December 31, 2023, the Company had issued an aggregate of $666,667 of principal, an aggregate of 5,666 commitment shares, an aggregate of 6,400 First Warrants, and an aggregate of 44,445 Second Warrants to debt holders in connection with the agreement. Refer to Note 20, Subsequent Events, for information on additional issuances during 2024.

For information on the debt issued under the agreement, refer to the “Convertible promissory note, Mast Hill Fund, L.P., 12% interest, unsecured, matures December 7, 2024” and “Convertible promissory note, FirstFire Global Opportunities Fund, LLC, 12% interest, unsecured, matures December 11, 2024” sections of this note.

In connection with the issuances of debt discussed below, the Company issued 845 First Warrants to a broker.

Convertible promissory note, Mast Hill Fund, L.P., 12% interest, unsecured, matures December 7, 2024

On December 7, 2023, the Company issued to Mast Hill Fund, L.P. a senior convertible promissory note in the aggregate principal amount of $444,445. The Company received cash of $357,000, net of legal fees of $43,000, which resulted in an original issue discount of $44,445. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. Under the terms of the agreement the Company will begin paying accrued interest on March 7, 2024 and principal on June 7, 2024, with all remaining amounts under the note due on December 7, 2024. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued Mast Hill Fund, L.P. 3,777 commitment shares, 4,267 First Warrants with an exercise price of $31.25 which expire on December 7, 2028, and 29,630 Second Warrants with an exercise price of $0.25 which expire five years from the date of a triggering event as defined in the terms of the agreement.

On December 7, 2023, the Company issued 3,777 commitment shares to Mast Hill Fund, L.P. The shares had a fair value of $80,713, which resulted in an additional debt discount of $80,713.

The warrants qualified for warrant liability accounting under ASC 480 “Distinguishing Liabilities from Equity”. The initial fair value of the warrants was $609,116, which resulted in an additional debt discount of $319,287 and warrant expense of $332,819, which was recorded on the consolidated statement of operations for the year ended December 31, 2023.

A total of $80,703 was recorded to additional paid-in capital in connection with the issuance of debt and warrants.

As of December 31, 2023, the Company owed $444,445 pursuant to this note and will record accretion equal to the debt discount of $407,890 over the remaining term of the note.

Convertible promissory note, FirstFire Global Opportunities Fund, LLC, 12% interest, unsecured, matures December 11, 2024

On December 11, 2023, the Company issued to FirstFire Global Opportunities Fund, LLC a senior convertible promissory note in the aggregate principal amount of $222,222. The Company received cash of $178,500, net of legal fees of $21,500, which resulted in an original issue discount of $22,222. The interest on the outstanding principal due under the note accrues at a rate of 12% per annum. Under the terms of the agreement the Company will begin paying accrued interest on March 11, 2024 and principal on June 11, 2024, with all remaining amounts under the note due on December 11, 2024. The note is convertible into shares of the Company’s common stock at a fixed conversion price of $25.00 per share.

Additionally, in connection with the note, the Company issued FirstFire Global Opportunities Fund, LLC 1,889 commitment shares, 2,134 First Warrants with an exercise price of $31.25 which expire on December 11, 2028, and 14,815 Second Warrants with an exercise price of $0.25 which expire five years from the date of a triggering event as defined in the terms of the agreement.

On December 11, 2023, the Company issued 1,889 commitment shares to FirstFire Global Opportunities Fund, LLC. The shares had a fair value of $38,540, which resulted in an additional debt discount of $38,540.

The warrants qualified for warrant liability accounting under ASC 480 “Distinguishing Liabilities from Equity”. The initial fair value of the warrants was $291,964, which resulted in an additional debt discount of $161,460 and warrant expense of $151,999, which was recorded on the consolidated statement of operations for the year ended December 31, 2023.

A total of $38,535 was recorded to additional paid-in capital in connection with the issuance of debt and warrants.

As of December 31, 2023, the Company owed $222,222 pursuant to this note and will record accretion equal to the debt discount of $206,666 over the remaining term of the note.

Convertible promissory note issued to the Mark Munro 1996 Charitable Remainder UniTrust, 9% interest, unsecured, due April 30, 2024

On December 28, 2021, the Mark Munro 1996 Charitable Remainder UniTrust, the holder of a note with a principal balance of $2,292,971 described in Note 6, Loans Payable to Related Parties, exchanged the note for a new convertible promissory note in the principal amount of $2,750,000. The note bore interest at a rate of 9% per annum and was due on September 1, 2022. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $37.50 per share, subject to adjustment as set forth in the note. The note called for monthly payments of $75,000 from April 2022 through August 2022, with a balloon payment of $2,375,000 due on September 1, 2022.

The embedded conversion option qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $5,129,000 resulted in loss on settlement of debt of $5,129,000.

On April 11, 2022, the Mark Munro 1996 charitable Remainder Unitrust amended the terms of the Company’s convertible promissory note payable. The note maturity was amended from September 30, 2022 to April 30, 2024. Payment terms were also amended, and no payments were due until October 1, 2022. All other terms of the note remained the same.

On September 30, 2022, the holder of the note agreed to defer payment due under the note to October 30, 2022. In exchange, the Company paid a fee of $5,000. Additionally, interest was to accrue at a rate of 18% per annum until the note was current on payments.

During the year ended December 31, 2022, the Company made cash payments of $300,000.

As of March 6, 2023, the Company owed $2,450,000 pursuant to this agreement.

On March 6, 2023, in connection with the divestiture of the ADEX Entities, the buyer assumed this note (refer to Note 3, Recent Subsidiary Activity, for additional detail).

As a result of this note being assumed by the buyer, the Company’s other convertible debt, warrants, and stock options were no longer considered tainted in accordance with ASC 815. As a result, all remaining derivatives were extinguished as of March 6, 2023. The Company recorded a gain on extinguishment of derivatives of $1,692,232 to the consolidated financial statements for the year ended December 31, 2023.

Convertible promissory note, FJ Vulis and Associates LLC, 12% interest, secured, matures May 11, 2023

On May 11, 2022, the Company issued to FJ Vulis and Associates LLC a secured convertible redeemable note in the aggregate principal amount of $500,000. The interest on the outstanding principal due under the note accrued at a rate of 12% per annum. All principal and accrued but unpaid interest under the note were due on May 11, 2023. The note was convertible into shares of the Company’s common stock at a fixed conversion price of $16.25 per share. In any event of default, or if the Company’s common stock has a closing price of less than $3.25 per share, the fixed price was to be removed.

The embedded conversion option and warrant qualified for derivative accounting and the conversion option qualified for bifurcation under ASC 815-15 “Derivatives and Hedging”. The initial fair value of the conversion feature of $511,000 resulted in a debt discount of $500,000 and an initial derivative expense of $11,000.

On October 28, 2022, the Company executed an agreement with FJ Vulis and Associates, LLC whereby FJ Vulis and Associates, LLC agreed to extend its option to call for payment of the principal amount and accrued interest of its convertible debenture from November 7, 2022 to December 22, 2022.

On December 22, 2022, the Company executed an agreement with FJ Vulis and Associates, LLC whereby FJ Vulis and Associates, LLC agreed to extend its option to call for payment of the principal amount and accrued interest of its convertible debenture from December 22, 2022 to February 6, 2023.

On February 6, 2023, the Company executed an agreement with FJ Vulis and Associates, LLC whereby FJ Vulis and Associates, LLC agreed to extend its option to call for payment of the principal amount and accrued interest of its convertible debenture from February 6, 2023 to March 3, 2023. In exchange, the Company agreement to pay FJ Vulis and Associates a one-time extension fee of $30,000.

As of March 6, 2023, the Company owed $500,000 pursuant to this agreement.

On March 6, 2023, in connection with the divestiture of the ADEX Entities, the buyer assumed this note (refer to Note 3, Recent Subsidiary Activity, for additional detail).